Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Thornburg Low Duration Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Low Duration Municipal Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional, in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus, and in “Additional Information Respecting Purchase and Redemption of Shares” on page 121 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional, in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus, and in “Additional Information Respecting Purchase and Redemption of Shares” on page 121 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by United States territories and possessions. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation's price upon a 1% change in interest rates. For example, an obligation with a duration of 2 would be expected to change in price by approximately 2% in response to a 1% change in interest rates. During temporary periods the Fund's average duration and average portfolio maturity may be further reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average duration or average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

		The Fund normally invests 100% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund's dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund's investments may decline and its share value may be reduced due to changes in general economic and market conditions.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Low Duration Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bank of America Merrill Lynch 1-3 Year Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Low Duration Municipal Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A and Class I share performance to the Bank of America Merrill Lynch 1-3 Year Municipal Securities Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 0.37%
(quarter ended 9-30-15).

Lowest quarterly results for time period shown: -0.27%
(quarter ended 12-31-16).

		The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Thornburg Low Duration Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	1.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
1 Year	rr_ExpenseExampleYear01	$ 220
3 Years	rr_ExpenseExampleYear03	683
5 Years	rr_ExpenseExampleYear05	1,172
10 Years	rr_ExpenseExampleYear10	$ 2,520
2014	rr_AnnualReturn2014	0.35%
2015	rr_AnnualReturn2015	0.14%
2016	rr_AnnualReturn2016	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.27%)
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Thornburg Low Duration Municipal Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 874
1 Year	rr_AverageAnnualReturnYear01	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Thornburg Low Duration Municipal Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Thornburg Low Duration Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Thornburg Low Duration Municipal Fund | BofA Merrill Lynch 1-3 Year Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Thornburg Low Duration Municipal Fund | BofA Merrill Lynch 1-3 Year Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund's Trustees at any time, but may not be terminated by Thornburg or TSC before February 1, 2018, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during the fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.